Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets, Fair Value Disclosure [Abstract]
Cash equivalents	$ 25,413	$ 2,024
Certificates of deposit	200	1,462
Corporate debt securities	10,255	7,146
Total financial assets	35,868	10,632
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash equivalents	25,413	2,024
Total financial assets	25,413	2,024
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Certificates of deposit	200	1,462
Corporate debt securities	10,255	7,146
Total financial assets	$ 10,455	$ 8,608